Income(Loss) Per Share Data (Details) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Undistributed Earnings, Basic [Abstract]
Total undistributed (loss)/income	$ (1,913)	$ 555
Distributed Earnings [Abstract]
Total distributed income	40	146
Numerator - Net income
Net income/(loss) - attributable to AngloGold Ashanti	(1,873)	701
Earnings Per Share Reconciliation [Abstract]
Net income/(loss) - attributable to AngloGold Ashanti	(1,873)	701
Dividends [Abstract]
Dividend withholding tax rate (percent)	15.00%
Common stock [Member]
Undistributed Earnings, Basic [Abstract]
Total undistributed (loss)/income	(1,909)	553
Distributed Earnings [Abstract]
Total distributed income	40	146
Numerator - Net income
Net income/(loss) - attributable to AngloGold Ashanti	(1,869)	699
Weighted Average Number of Shares Outstanding, Basic [Abstract]
Ordinary shares (shares)	383,571,718	382,504,246
Fully vested options (shares)	2,059,490	1,734,133
Weighted average number of ordinary shares, Basic (shares)	385,631,208	384,238,379
Weighted average number of ordinary shares, Diluted (shares)	404,226,218	419,116,755
Dilutive Securities, Effect on Basic Earnings Per Share [Abstract]
Dilutive potential of stock incentive options (shares)	0	1,353,761
Dilutive potential of convertible bonds (shares)	18,140,000	33,524,615
Dilutive potential of E Ordinary shares (shares)	455,010	0
Earnings Per Share Reconciliation [Abstract]
Net income/(loss) - attributable to AngloGold Ashanti	(1,869)	699
Interest expense on convertible bonds	24	37
Amortization of issue cost and discount on convertible bonds	0	16
Fair value adjustment on convertible bonds included in income	(318)	(180)
Income used in calculation of diluted earnings per ordinary share	(2,167)	572
E Ordinary Shares [Member]
Undistributed Earnings, Basic [Abstract]
Total undistributed (loss)/income	(4)	2
Distributed Earnings [Abstract]
Total distributed income	0	0
Numerator - Net income
Net income/(loss) - attributable to AngloGold Ashanti	(4)	2
Weighted Average Number of Shares Outstanding, Basic [Abstract]
Weighted average number of ordinary shares, Basic (shares)	1,604,681	2,560,095
Weighted average number of ordinary shares, Diluted (shares)	1,604,681	2,560,095
Earnings Per Share Reconciliation [Abstract]
Net income/(loss) - attributable to AngloGold Ashanti	(4)	2
Loss attribulable to E Ordinary shares	$ (4)	$ 0
Stock incentive options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share (shares)	1,399,353
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share (shares)	15,384,615
Contingently Issuable Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share (shares)		367,039